Non-Controlling Interests	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Non-Controlling Interests
32. NON-CONTROLLING INTERESTS

	2019 £m	2018 £m
PSA Finance UK Limited	160	151

	160	151

PSA Finance UK Limited is the only subsidiary in the Santander UK group that gives rise to significant non-controlling
interests. See Note 19 for summarised financial information of PSA Finance UK Limited.